Consolidated Statements of Changes in Equity - USD ($) $ in Millions		Total Shareholders' Equity	Common Stock	Capital in Excess of Par Value	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Loss	Noncontrolling Interest ("NCI")	Total
Beginning balance (in shares) at Dec. 31, 2021	[1]		259,000,000
Beginning balance at Dec. 31, 2021	[1]	$ 4,914	$ 0	$ 3,485	$ (69)	$ 2,444	$ (946)	$ 15	$ 4,929
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		1,034				1,034		1	1,035
Other comprehensive loss, net of tax		(263)					(263)		(263)
Share-based compensation		66		66					66
Issuance of common stock		0							0
Issuance of common stock (in shares)			1,000,000
Shares distributed by Smurfit Kappa Employee Trust		0		(23)	23				0
Purchases of treasury stock		(32)			(32)				(32)
Share buyback		(42)			(42)				(42)
Cancellation of common stock (in shares)			(1,000,000)
Cancellation of common stock		0			42	(42)			0
Dividends		(349)				(349)		(1)	(350)
Ending balance (in shares) at Dec. 31, 2022			259,000,000
Ending balance at Dec. 31, 2022		5,328	$ 0	3,528	(78)	3,087	(1,209)	15	5,343
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		825				825		1	826
Other comprehensive loss, net of tax		362					362		362
Share-based compensation		64		64					64
Issuance of common stock		0							0
Issuance of common stock (in shares)			1,000,000
Shares distributed by Smurfit Kappa Employee Trust		0		(17)	17				0
Purchases of treasury stock		(30)			(30)				(30)
Dividends		(391)				(391)			$ (391)
Ending balance (in shares) at Dec. 31, 2023			260,000,000						260,354,342
Ending balance at Dec. 31, 2023		6,158	$ 0	3,575	(91)	3,521	(847)	16	$ 6,174
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		319				319			319
Other comprehensive loss, net of tax		(808)					(808)		(808)
Share-based compensation		200		200					200
Shares distributed by Smurfit Kappa Employee Trust		0		(25)	25				0
Purchases of treasury stock		(27)			(27)				(27)
Shares of Smurfit Westrock common stock issued to WestRock shareholders and NCI assumed as a result of the Merger (in shares)			258,000,000
Shares of Smurfit Westrock common stock issued to WestRock shareholders and NCI assumed as a result of the Merger		12,099	$ 1	12,098				11	12,110
Converted WestRock RSUs and Options attributable to pre-Combination services		91		91					91
Issuance of common stock net of tax paid in connection with shares withheld from employees (in shares)			2,000,000
Issuance of common stock net of tax paid in connection with shares withheld from employees		(22)		4		(26)			(22)
Reclassification from retained earnings to accumulated other comprehensive loss		0				(209)	209		0
Dividends	[2]	(650)		5		(655)			$ (650)
Ending balance (in shares) at Dec. 31, 2024			520,000,000						520,444,261
Ending balance at Dec. 31, 2024		$ 17,360	$ 1	$ 15,948	$ (93)	$ 2,950	$ (1,446)	$ 27	$ 17,387

[1]	Pursuant to the Transaction Agreement, on July 5, 2024 each issued ordinary share, par value €0.001 per share, of Smurfit Kappa (a “Smurfit Kappa Share”) was exchanged for one ordinary share, par value $0.001 per share, of Smurfit Westrock (a “Smurfit Westrock Share”). The exchange of shares is reflected retroactively to the earliest period presented.
[2]	Includes cash dividends and dividend equivalent units declared on certain unvested share-based payment awards.